Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date	6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Grant date	2022.2.23
Share price	$ 0.0001
Exercise price	$ 5.62	[1]
Expected option life	4 years 6 months
Expected dividends | $
Risk-free interest rate	0.72%
Fair value per share	$ 7.11	[2]
Bottom of range [member]
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	31.49%	[3]
Top of range [member]
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	46.31%	[3]
Employee Share Options [Member]
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Grant date	2017.1.1
Share price	$ 0.0001
Exercise price	$ 5.62	[1]
Expected option life	4 years 6 months
Expected dividends | $
Risk-free interest rate	1.05%
Fair value per share	$ 5.73	[2]
Employee Share Options [Member] | Bottom of range [member]
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	32.11%	[3]
Employee Share Options [Member] | Top of range [member]
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	42.11%	[3]
Employee Share Options One [Member]
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Grant date	2018.1.1
Share price	$ 0.0001
Exercise price	$ 5.62	[1]
Expected option life	4 years 6 months
Expected dividends | $
Risk-free interest rate	0.96%
Fair value per share	$ 6.13	[2]
Employee Share Options One [Member] | Bottom of range [member]
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	34.14%	[3]
Employee Share Options One [Member] | Top of range [member]
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	40.79%	[3]
Employee Share Options Two [Member]
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Grant date	2019.1.1
Share price	$ 0.0001
Exercise price	$ 5.62	[1]
Expected option life	4 years 6 months
Expected dividends | $
Risk-free interest rate	1.01%
Fair value per share	$ 6.86	[2]
Employee Share Options Two [Member] | Bottom of range [member]
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	33.35%	[3]
Employee Share Options Two [Member] | Top of range [member]
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	38.93%	[3]
Employee Share Options Three [Member]
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Grant date	2021.10.5
Share price	$ 0.0001
Exercise price	$ 5.62	[1]
Expected option life	3 years 6 months
Expected dividends | $
Risk-free interest rate	1.01%
Fair value per share	$ 6.91	[2]
Employee Share Options Three [Member] | Bottom of range [member]
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	47.34%	[3]
Employee Share Options Three [Member] | Top of range [member]
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	52.14%	[3]
Employee Share Options Four [Member]
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Grant date	2021.10.5
Share price	$ 0.0001
Exercise price	$ 5.62	[1]
Expected option life	4 years 6 months
Expected dividends | $
Risk-free interest rate	1.01%
Fair value per share	$ 6.91	[2]
Employee Share Options Four [Member] | Bottom of range [member]
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	45.32%	[3]
Employee Share Options Four [Member] | Top of range [member]
Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	51.27%	[3]

[1]	The exercise price of share options is adjusted to $1.17 7 (or $11.66 reflective of the 10-to-1 reverse stock split effective April 15, 2024) with the conversion ratio approximately of 4.82 on the Closing Date due to capital recapitalization. Refer to Note 15 for more information on the capital recapitalization.
[2]	Share-based payment expenses are recorded over each vesting period based on the fair value of share options granted. Relevant information is as follows:
[3]	Expected price volatility rate was estimated by using the share prices of the most recent period with length of this period approximate to the length of the share options’ expected life, and the standard deviation of return on the share during this period.